Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (57,560,183)	$ (8,508,423)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Depreciation and amortization	4,970,649	1,116,277
Provision for doubtful accounts	483,137	2,039,248
Share based compensation	3,576,470	3,060,042
Loss from disposal of property and equipment	191	29,591
Deferred tax benefit	(77,651)	(318,048)
Change in fair value of convertible debt	530,501	(11,658)
Fair value change in financial instrument	16,921,945
Fair value loss on financial instruments and financial assets	25,738,516
Gain from long term investment	(70,947)
Loss from disposition of a subsidiary		1,048
Accrued interest of convertible debt	157,607	35,731
Right of use assets amortization	53,706	17,032
Changes in assets and liabilities:
Notes receivable	12,990
Accounts receivable	(542,166)	1,645,147
Prepayments, deposits and other assets	(468,349)	920,424
Accounts payable	(473,053)	(3,923,572)
Accounts payable-related party		(722,193)
Accrued expenses and other current liabilities	(612,350)	(42,987)
Taxes payable	7,206	(21,194)
Deferred revenue	182,218	(285,558)
Customer deposits	193,925	16,468
Lease liabilities	(43,010)	(17,524)
NET CASH USED IN OPERATING ACTIVITIES	(7,018,648)	(4,970,149)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds (loans to) from third parties	(2,219,444)	4,212,434
Purchases of property and equipment	(470,801)	(2,525,856)
Proceeds from disposal of property and equipment	61	45,247
Long -term investment		(231,514)
Cash received from acquisition	59,326
NET CASH USED IN INVESTING ACTIVITIES	(2,630,858)	1,500,311
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	3,319,718	2,315,136
Repayments of bank loans	(1,876,362)	(2,778,164)
Proceeds from private placement and market offering	5,535,309
Split shares	(2,644)
Payments to related parties	(183,973)	(445,430)
NET CASH PROVIDE BY FINANCING ACTIVITIES	6,792,048	(908,458)
EFFECT OF EXCHANGE RATE CHANGES	(427,274)	(231,071)
NET DECREASE IN CASH AND RESTRICTED CASH	(3,284,732)	(4,609,367)
CASH AND RESTRICTED CASH - beginning of period	9,380,322	7,056,248
CASH AND RESTRICTED CASH - end of period	6,095,590	2,446,881
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	63,806	107,814
Income taxes	10,810	967
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Right of use assets obtained in exchange of lease liabilities	226,814	106,700
Conversion of convertible loans	3,128,453	2,275,905
Issuance shares as prepayment for long term investment		14,979,995
Issuance shares as prepayment for potential acquisition	15,906,186
Issuance shares for acquisitions	36,718,737
Non-controlling interests recognized from step acquisitions	23,946,670
Property and equipment transferred from loan receivable	$ 59,761,223